CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest income:
Interest and fees on loans	$ 816,806	$ 679,917	$ 600,313
Interest on investment securities available-for-sale	105,019	96,671	93,626
Interest on investment securities held-to-maturity	591	789	283
Interest on loans held-for-sale	17,517	5,506	5,457
Interest on trading securities	34,991	30,779	35,074
Interest on other earning assets	15,006	4,247	1,652
Total interest income	989,930	817,909	736,405
Interest on deposits:
Savings	42,519	19,608	11,992
Time deposits	13,111	10,021	8,667
Other interest-bearing deposits	24,481	10,357	4,491
Interest on trading liabilities	15,468	15,000	15,976
Interest on short-term borrowings	16,000	4,736	3,172
Interest on term borrowings	36,037	29,103	38,387
Total interest expense	147,616	88,825	82,685
Net interest income	842,314	729,084	653,720
Provision/(provision credit) for loan losses	0	11,000	9,000
Net interest income after provision/(provision credit) for loan losses	842,314	718,084	644,720
Noninterest income:
Fixed income	216,625	268,561	231,337
Deposit transactions and cash management	110,592	108,553	112,843
Brokerage, management fees and commissions	48,514	42,911	46,496
Trust services and investment management	28,420	27,727	27,577
Bankcard income	25,467	24,430	22,238
Bank-owned life insurance	15,124	14,687	14,726
Debt securities gains/(losses), net (Note 3 and Note 14)	483	1,485	1,836
Equity securities gains/(losses), net (Note 3)	109	(144)	(458)
All other income and commissions (Note 13)	44,885	64,231	60,730
Total noninterest income	490,219	552,441	517,325
Adjusted gross income after provision/(provision credit) for loan losses	1,332,533	1,270,525	1,162,045
Noninterest expense:
Employee compensation, incentives, and benefits	589,411	562,948	511,633
Occupancy	54,646	50,880	51,117
Computer software	48,234	45,122	44,724
Professional fees	47,929	19,169	18,922
Operations services	43,823	41,852	39,261
Equipment rentals, depreciation, and maintenance	29,543	27,385	30,864
FDIC premium expense	26,818	21,585	18,027
Advertising and public relations	19,214	21,612	19,187
Communications and courier	17,624	14,265	15,820
Contract employment and outsourcing	14,954	10,061	14,494
Legal fees	12,076	21,558	16,287
Amortization of intangible assets	8,728	5,198	5,253
Repurchase and foreclosure provision/(provision credit)	(22,527)	(32,722)	0
All other expense (Note 13)	133,188	116,291	268,202
Total noninterest expense	1,023,661	925,204	1,053,791
Income/(loss) before income taxes	308,872	345,321	108,254
Provision/(benefit) for income taxes (Note 15)	131,892	106,810	10,941
Net income/(loss)	176,980	238,511	97,313
Net income attributable to noncontrolling interest	11,465	11,465	11,434
Net income/(loss) attributable to controlling interest	165,515	227,046	85,879
Preferred stock dividends	6,200	6,200	6,200
Net income/(loss) available to common shareholders	$ 159,315	$ 220,846	$ 79,679
Basic earnings/(loss) per share (Note 16) (in dollars per share)	$ 0.66	$ 0.95	$ 0.34
Diluted earnings/(loss) per share (Note 16) (in dollars per share)	$ 0.65	$ 0.94	$ 0.34
Weighted average common shares (Note 16) (shares)	241,436	232,700	234,189
Diluted average common shares (Note 16) (shares)	244,453	235,292	236,266
Cash dividends declared per common share (in dollars per share)	$ 0.36	$ 0.28	$ 0.24